Financial Assets and Financial Liabilities - Schedule of Information About Sensitivity to Devaluation (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
U.S. dollars [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in exchange rate	14.00%	10.00%	20.00%
Decrease in exchange rate	(14.00%)	(10.00%)	(20.00%)
Effect on profit before tax, decrease	₽ (7,672)	₽ (11,785)	₽ (24,811)
Effect on profit before tax, increase	₽ 7,672	₽ 11,785	₽ 24,811
Euro [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in exchange rate	14.00%	10.00%	20.00%
Decrease in exchange rate	(14.00%)	(10.00%)	(20.00%)
Effect on profit before tax, decrease	₽ (14,098)	₽ (2,674)	₽ (4,654)
Effect on profit before tax, increase	₽ 14,098	₽ 2,674	₽ 4,654